INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES

19. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s BVI incorporated subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Hong Kong profits tax rate is 16.5%. The Company’s Hong Kong incorporated subsidiaries, except for OWX HK, are not subject to Hong Kong profits tax as they do not have income arising in or derived from Hong Kong. OWX HK is subject to Hong Kong profits tax at 16.5% on its Hong Kong sourced assessable profits. In addition, upon payments of dividends by the Company’s Hong Kong subsidiaries to their shareholders, no Hong Kong withholding tax will be imposed.

China

Effective from January 1, 2008, the PRC’s statutory enterprise income tax (“EIT”) rate is 25%. The Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries are subject to EIT at 25% unless otherwise specified.

Under the EIT law and its relevant regulations, dividends paid by PRC enterprises out of profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of 2-year full EIT exemption followed by 3-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Huiyou and Yitongtianxia, being qualified new software development enterprises, are each entitled to a 2+3 tax holiday and their first profit-making year was year 2012 and year 2011, respectively. Accordingly, Huiyou is tax exempted for years 2012 and 2013 and subject to EIT at 12.5% from years 2014 to 2016. Yitongtianxia’s first profit-making year was 2011but received the 2+3 tax holiday approval in April 2012. As a result, the 2+3 tax holiday is effective retroactively from year 2011 and is tax exempted for years 2011 and 2012 and subject to EIT at 12.5% from years 2013 to 2015.

Under the prevailing EIT law and its relevant regulations, a qualified high and new technology enterprise is entitled to a preferential tax rate of 15%. In May 2012, Yingzheng obtained the approval to enjoy the high and new technology enterprise preferential tax rate of 15% effective retroactively from year 2011 for a period of three years.

The prevailing EIT law and its relevant regulations treat enterprises established outside of the PRC with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company and its subsidiaries located in jurisdictions outside of the mainland PRC, if considered PRC resident enterprises for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2012 and 2013, the Company has not accrued for PRC tax on such basis, as the Group’s non-PRC entities had zero profits for the period after January 1, 2008. The Group will continue to monitor the tax status with regards to the PRC tax resident enterprise regulation of its non-PRC entities.

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cayman Islands	34,263	(43,486)	9,008	1,488
British Virgin Islands	—	(18,881)	(591)	(98)
Hong Kong	6,585	5,369	(2,783)	(460)
The PRC	86,568	33,836	20,932	3,458

Total	127,416	(23,162)	26,566	4,388

The current and deferred components of the income tax benefit appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current tax expense (benefit)	19,294	(5,969)	3,277	541
Deferred tax benefit	(55,221)	(2,720)	(3,474)	(574)

	(35,927)	(8,689)	(197)	(33)

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax benefit is as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Income (loss) before income taxes	127,416	(23,162)	26,566	4,388

Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	31,854	(5,791)	6,642	1,097
Foreign tax rate differential	(10,565)	12,081	3,481	575
Deemed profits taxation basis differential in Shenzhen Douwan	(18,118)	—	—	—
Non-deductible expenses	2,983	1,630	1,096	181
Non-taxable income	—	—	(6,246)	(1,032)
Effect of change in tax status/rate	—	(8,643)	—	—
Withholding tax on dividend distribution	7,000	—	—	—
Effect of tax holidays	—	(17,045)	(13,481)	(2,227)
Outside basis differences in the VIE	(51,432)	—	—	—
Current/deferred rate differential	(108)	3,196	(813)	(134)
Increase in valuation allowance	1,073	3,184	8,040	1,328
Interest and penalties on unrecognized tax benefits	1,386	2,643	1,130	187
Others	—	56	(46)	(8)

Income tax benefit	(35,927)	(8,689)	(197)	(33)

Deemed taxation basis differential in Shenzhen Douwan represents the difference in income tax expense calculated at the PRC statutory tax rate of 25% on income before taxes versus on deemed profits calculated at 30% of net revenue. Shenzhen Douwan adopted the methodology of deemed profits basis in year 2011.

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Aggregate amount	—	17,045	13,481	2,227

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic and Diluted	—	0.06	0.04	0.01

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	1,861	7,480	1,236
Excessive advertising expenses	—	924	153
Government grant, current portion	—	386	64
Less: Valuation allowance	(1,599)	(7,690)	(1,271)

Deferred tax assets, current portion, net	262	1,100	182

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	473	3,569	589
Government grants, non-current portion	323	538	89
Net operating loss carryforwards	2,827	14,242	2,353
Less: Valuation allowance	(3,494)	(15,635)	(2,583)

Deferred tax assets, non-current portion, net	129	2,714	448

Deferred tax liabilities, non-current portion:
Intangible assets	7,844	7,793	1,287

Deferred tax liabilities, non-current portion, net	7,844	7,793	1,287

As of December 31, 2012 and 2013, the Group’s total deferred tax assets before valuation allowances were RMB5,484 and RMB27,139 (US$4,484), respectively. As of December 31, 2012 and 2013, the Group recorded valuation allowances of RMB5,093 and RMB23,325 (US$3,854), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

As of December 31, 2013, the Company had net operating losses of RMB54,117 (US$8,939) from several of its subsidiaries, VIEs and the VIEs’ subsidiaries, which can be carried forward to offset future net profit for income tax purposes. Net operating loss carryforwards of RMB2,878, RMB20,827, RMB4,474, RMB7,949 and RMB17,989 as of December 31, 2013 will expire in years 2014, 2015, 2016, 2017 and 2018, respectively, if not utilized.

Aggregate undistributed earnings of the Company’s subsidiaries, VIEs and the VIEs’ subsidiaries located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company at December 31, 2012 and 2013 amounted to RMB159,463 and RMB229,008 (US$37,829), respectively and are considered to be indefinitely reinvested under ASC subtopic 740-30 (“ASC 740-30”), Income Taxes: Other Considerations or Special Areas. Accordingly, the management considered that the amount of unrecognized deferred tax liabilities for temporary differences related to investments in the PRC subsidiaries, the VIEs and the VIEs’ subsidiaries is not determined because such a determination is not practical.

Unrecognized tax benefits

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at the beginning of year	19,563	25,262	20,570	3,398
Increase/decrease related to current year tax positions	5,699	4,800	(2,120)	(350)
Decrease from disposal of a subsidiary	—	—	(11,211)	(1,852)
Decrease related to prior year tax position.	—	(9,432)	—	—
Lapse of statute of limitations	—	(60)	—	—

Balance at the end of year	25,262	20,570	7,239	1,196

As of December 31, 2012 and 2013, the Company has unrecognized tax benefits of RMB20,570 and RMB7,239 (US$1,196), respectively, of which RMB4,021 and RMB1,632 (US$270), respectively, are presented on a net basis against the deferred tax assets related to tax loss carryforwards on the face of the consolidated balance sheets. As a result, the amounts of unrecognized tax benefits included in the consolidated balance sheets as of December 31, 2012 and 2013 were RMB16,549 and RMB5,607 (US$926), respectively. RMB16,417 and RMB4,031 (US$666) as of December 31, 2012 and 2013, respectively, of unrecognized tax benefits would impact the effective tax rate, if recognized. The management does not expect the amount of unrecognized tax benefits will change significantly in the next twelve months.

For the years ended December 31, 2011 and 2012, the Company recorded income tax expenses for interest and penalties related to its unrecognized tax benefits of RMB1,093 and RMB2,643, respectively. For the year ended December 31, 2013, the Company reversed interest and penalties of RMB2,163 (US$357) and RMB8 (US$1) as a result of the disposal of a subsidiary and the lapse of statute of limitations, respectively. The accrued interest and penalties related to unrecognized tax benefits as of December 31, 2012 and 2013 were RMB5,395 and RMB4,363 (US$721), respectively, and are included in the amounts of unrecognized tax benefits on the consolidated balance sheets.

For the Company’s PRC subsidiaries and the VIEs, their tax years 2008 through 2013 remain open to examination by the tax authorities as of December 31, 2013.